Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Loan Receivable [Abstract]
Schedule of Loan Receivable
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Loan receivable	6,800,000	6,800,000
Loan interest receivable	102,000	102,000
Provision for loan receivable	(6,902,000)	-
	-	6,902,000